Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2019	December 31, 2018
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(3,207)	(1,727)
Total intangible assets, net	$11,593	$13,073